Share capital - Common shares (Details)	Jan. 27, 2020 USD ($) $ / shares shares	Oct. 16, 2019 shares	Sep. 20, 2019 CAD ($) $ / shares shares	Jan. 20, 2019 shares	Mar. 20, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Oct. 15, 2019 shares	Dec. 31, 2018 CAD ($) shares
Share capital
Common shares issued (in shares)						11,852,749		10,805,494
Common shares outstanding (in shares)		11,852,749				11,852,749	118,527,485	10,805,494
Common shares issued and outstanding | $						$ 130,266,880		$ 120,932,404
Number of existing shares per new share		10
Number of warrants issued				522,727	1,725,000
Offering
Share capital
Number of units issued			1,045,455
Offering price per unit | $ / shares			$ 11.00
Gross proceeds | $			$ 11,500,001
Net proceeds | $			$ 10,476,277
Number of common shares in units issued			1
Number of warrants in units issued			0.5
Number of common share that each warrant entitles the holder			1
Warrant exercise price per common share | $ / shares			$ 15.50
Term of the warrant			24 months
Offering | Major ordinary share transactions
Share capital
Offering price per unit | $ / shares	$ 11.65
Gross proceeds | $	$ 39,522,625
Number of shares issued	3,392,500
Bought deal financing
Share capital
Gross proceeds | $					$ 34,500,000
Net proceeds | $					$ 32,027,502
Number of common shares in units issued					1
Number of warrants in units issued					0.5
Warrant exercise price per common share | $ / shares					$ 14.00
Term of the warrant					60 months
Number of shares issued					3,450,000
Offering price per share | $ / shares					$ 10.00